Lazard Funds Summary Prospectus  October 31, 2018

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s Prospectus and Statement of Additional Information (“SAI”), both dated October 31, 2018 (as revised or supplemented), are incorporated by reference into this Summary Prospectus. You can find the Portfolio’s Prospectus, SAI and other information about the Portfolio online at http://www.lazardassetmanagement.com/us/en_us/funds. You can also get this information at no cost by calling (800) 823-6300 or by sending an e-mail request to Contact.US@Lazard.com.

	Institutional Shares	Open Shares
Lazard International Equity Value Portfolio	IEVIX	IEVOX

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). Investors transacting in Institutional Shares through a financial intermediary acting as a broker in an agency capacity may be required to pay a commission directly to the broker.

	Institutional Shares	Open Shares

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	.80%	.80%

Distribution and Service (12b-1) Fees	None	.25%

Other Expenses*	.20%	.20%

Total Annual Portfolio Operating Expenses	1.00%	1.25%

Fee Waiver and/or Expense Reimbursement**	.05%	.05%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	.95%	1.20%

*	Other Expenses are based on estimated amounts for the current fiscal year.

**

Reflects a contractual agreement by Lazard Asset Management LLC (the "Investment Manager") to waive its fee and, if necessary, reimburse the Portfolio until October 31, 2020, to the extent Total Annual Portfolio Operating Expenses exceed .95% and 1.20% of the average daily net assets of the Portfolio’s Institutional Shares and Open Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of "Acquired Funds" and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation arrangement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Institutional Shares	$97	$313

Open Shares	$122	$381

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no portfolio turnover information is presented.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of non-US companies. The Portfolio has a concentrated portfolio of investments, typically investing in 20 to 30 securities of non-US companies, including those whose principal business activities are located in emerging market countries.

The Investment Manager seeks to realize the Portfolio’s investment objective primarily by investing in companies that the Investment Manager believes are undervalued and whose valuations will benefit from potential company-specific catalysts identified by the Investment Manager. For example, the Investment Manager may seek to invest in companies engaging in activities that the Investment Manager believes will improve the companies’ fundamentals, resolve circumstances that may be negatively affecting valuation and/or improve market and investor perceptions of the companies. The Investment Manager divides these catalysts into three main categories: self-help, positive changes in capital allocation and business simplifications.

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Self-Help – Many companies undertake self-directed initiatives intended to drive improvement in fundamentals regardless of macroeconomic conditions. These initiatives may range from large-scale corporate restructurings to smaller-scale cost-cutting programs. In many cases, new corporate management teams, changes to the board of directors and/or shifts in a company’s ownership structure are the impetus for self-help plans.

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Positive Changes in Capital Allocation – The Investment Manager believes companies seeking to address inefficient balance sheets often offer opportunities to add value to shareholders. The Portfolio seeks to invest in companies undertaking special capital returns, deleveraging programs and/or value-enhancing reinvestment or mergers and acquisitions. In-depth analysis of balance sheet and cash flow potential, as well as interviews with corporate management teams, helps the Investment Manager identify potential positive capital allocation change opportunities before they are reflected in equity prices.

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Business Simplifications – The simplification of organizational and ownership structures often enables corporate management to increase returns through more effective resource allocation and less operational distraction. Furthermore, monetization of hidden value within a company may occur as a result of asset sales, spin-offs or wind-downs.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The Portfolio may invest in securities of companies across the capitalization spectrum. At times, the Portfolio may engage in active and frequent trading, which will increase portfolio turnover.

The Investment Manager may seek to hedge some or all foreign currency exposure in the Portfolio against movements relative to the US dollar by entering into foreign currency forward contracts, but the Investment Manager may determine not to hedge some or all of the Portfolio’s foreign currency exposure from time-to-time or at any time.

The Portfolio is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

2Summary Prospectus

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Emerging Market Risk. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or worsen. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Value Investing Risk. The Portfolio generally invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Foreign Currency and Foreign Currency Hedging Risk. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager may not be able to accurately predict movements in exchange rates and there may be imperfect correlations between movements in exchange rates that could cause the Portfolio to incur significant losses. Currency investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies.

Forward Currency Contracts Risk. Forward currency contracts may increase volatility or reduce returns, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Forward currency contracts are subject to the risk of default by the counterparty to the contracts and can be illiquid. These contracts are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currency. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Derivatives transactions incur costs, either explicitly or implicitly, which reduce return. Successful use of derivatives is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market. Use of forward currency contracts, even when entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

Small and Mid Cap Companies Risk. Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Summary Prospectus3

Large Cap Companies Risk. Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Non-Diversification Risk. The Portfolio’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

Securities Selection Risk. Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Concentration Risk. The Portfolio’s ability to concentrate its investments in as few as 15 companies may be limited by applicable requirements of the Internal Revenue Code of 1986, as amended, for qualification as a regulated investment company.

High Portfolio Turnover Risk. The Portfolio’s investment strategy may involve high portfolio turnover (such as 100% or more). A portfolio turnover rate of 100%, for example, is equivalent to the Portfolio buying and selling all of its securities once during the course of the year. A high portfolio turnover rate could result in high transaction costs and an increase in taxable capital gains distributions to the Portfolio’s shareholders, which will reduce returns to shareholders.

Performance Bar Chart and Table

Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance. After the Portfolio commences investment operations, performance information will be available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

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Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Mark Rooney, portfolio manager/analyst on the Investment Manager’s International Equity Value team, has been with the Portfolio since October 2018.

Erik Van Der Sande, portfolio manager/analyst on the Investment Manager’s International Equity Value team, has been with the Portfolio since October 2018.

Purchase and Sale of Portfolio Shares

The initial investment minimums are:

Institutional Shares*	$100,000

Open Shares*	$2,500

*	Unless the investor is a client of a securities dealer or other institution which has made an aggregate minimum initial purchase for its clients of at least $100,000 for Institutional Shares or $2,500 for Open Shares.

The subsequent investment minimum for Institutional Shares and Open Shares is $50.

Portfolio shares are redeemable through the Fund’s transfer agent, DST Asset Manager Solutions, Inc., on any business day by telephone, mail or overnight delivery. Clients of financial intermediaries may be subject to the intermediaries’ procedures.

Tax Information

All dividends and short-term capital gains distributions are generally taxable to you as ordinary income, and long-term capital gains are generally taxable as such, whether you receive the distribution in cash or reinvest it in additional shares.

Financial Intermediary Compensation
Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and/or the Investment Manager and its affiliates may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www.lazardassetmanagement.com